SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Compensation	$ 276,519	$ 340,680	$ 277,185
Legal and professional	179,416	144,440	166,069
Clinical	54,728	50,922	39,481
Other	5,000	5,852	766
Total accrued expenses	$ 515,663	$ 541,894	$ 483,501